BUSINESS ACQUISITION	6 Months Ended
Jun. 30, 2021
Business Combination and Asset Acquisition [Abstract]
BUSINESS ACQUISITION

3.	BUSINESS ACQUISITION

On June 9, 2021, the Company and Biznest Internet Technology Co., Ltd. (“Biznest”), a subsidiary of a VIE of the Company consummated an acquisition of 100% of the equity interests of Taoping New Media Co., Ltd and its subsidiary (“TNM”). Mr. Jianghuai Lin, the Chairman and CEO of the Company, who owns approximately 24.6% of total shares outstanding of the Company, owned approximately 51% of TNM. TNM is a new media operator focusing on digital life scenes and mainly engaged in selling out-of-home advertising time slots on its networked smart digital advertising display terminals with artificial intelligence and big data technologies. Acquiring TNM and synergizing its new media network will enhance the Company’s presence in the new media and advertising sectors. After completion of the acquisition, TNM becomes a wholly owned subsidiary of Biznest.

Pursuant to the share purchase agreement, as a consideration of the purchase, the Company issued to the shareholders of TNM a total of 1,213,630 shares of its ordinary shares with no par value, equivalent to the value of approximately $5.4 million.

The following table summarizes the purchase price allocation for TNM, and the amounts of the assets acquired, and liabilities assumed which were based on their estimated fair values at the acquisition date:

Cash	$7,644
Accounts receivable, net	1,252,601
Advances to suppliers	75,971
Other receivables and other current assets, net	2,345,332
Long-term investments	1,386,191
Property and equipment	1,550,113
Right of use assets	74,812
Accounts payable	(339,198)
Advances from customers	(10,943)
Accrued payroll and benefits	(32,840)
Amount due to related parties	(619,571)
Other payables and accrued expenses	(87,373)
Lease liabilities	(153,938)
Total net assets acquired	5,448,801
Bargain purchase gain	(12,345)
Total purchase price	$5,436,456

Due to the negative impact from COVID-19 pandemic and slowdown of the out-of-home advertising industry in China, the total consideration paid by the Company was less than the net amount of identifiable assets acquired and liabilities assumed of TNM, which resulted in a bargain purchase gain of approximately $12,000 on the acquisition date.

The Company’s consolidated statement of operations for the six months ended June 30, 2021 included revenue of $0.08 million and net loss of $1 million attributable to TNM since June 9, 2021, the acquisition date.

The following unaudited pro forma information shows the combined operations for the periods presented, as if the acquisition of TNM had occurred on January 1, 2020. The unaudited pro forma financial information has been presented for illustrative purposes only and is not necessarily indicative of results of operations that would have been achieved had the acquisition taken place on the date indicated, or the future consolidated results of operations of the Company. The pro forma financial information presented below has been derived from the historical condensed consolidated financial statements of the Company and from the historical accounting records of TNM.

	Six Months Ended June 30, 2021 (Unaudited)	Six Months Ended June 30, 2020 (Unaudited)
Revenue	$6,895,929	$5,417,123
Net (loss)	(14,775,796)	(8,276,745)
Net (loss) attributable to TAOP	(14,393,682)	(8,015,283)

Weighted Average Number of Shares:
Basic and Diluted	11,833,830	8,289,241

(Loss) per share – Basic and Diluted	(1.25)	(1.00)
(Loss) per share attributable to TAOP - Basic and Diluted	$(1.22)	$(0.97)

The unaudited pro forma results include certain pro forma adjustments to revenue and net loss that were directly attributable to the acquisition, assuming the acquisition had occurred on January 1, 2020, including the followings:

1. Transaction costs of approximately $350,000 are assumed to have occurred on January 1, 2020 and are recognized in the first half of 2020.

2. Elimination of intercompany sales and purchases, rental income and rent expense.

3. Bargain purchase gain resulted from the transaction is recognized as if it occurred on January 1, 2020.